Debt - Schedule of Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Revolving line of credit	$ 47	$ 0
Less: unamortized debt discount and debt issuance costs	(11,665)	(2,855)
Long-term debt	84,151	29,810
Less: DDB Revolver	(47)	0
Less: current maturities of long-term debt	(6,934)	(5,466)
Long-term debt	77,170	24,344
DDB Term Loan, due April 2024 | Secured Debt
Debt Instrument [Line Items]
Long-term debt	8,531	9,916
DDB Equipment Loan, due April 2024 | Secured Debt
Debt Instrument [Line Items]
Long-term debt	1,925	2,625
Notes Payable, due May 2024 | Notes Payable
Debt Instrument [Line Items]
Long-term debt		19,768
Convertible Notes Payable, due January 2025 | Notes Payable
Debt Instrument [Line Items]
Long-term debt	80,000
Creston Note Payable, due August 2022 | Notes Payable
Debt Instrument [Line Items]
Long-term debt	5,000
Notes payable, varying maturities through June 2026 | Notes Payable
Debt Instrument [Line Items]
Long-term debt	313	$ 356
DDB Revolver | Credit Agreement
Debt Instrument [Line Items]
Revolving line of credit	47
Less: DDB Revolver	(47)
DDB Revolver | Credit Agreement | Credit Agreement
Debt Instrument [Line Items]
Revolving line of credit	47
Less: DDB Revolver	$ (47)